CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Banking Regulation, Total Capital [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

	Actual		Minimum capital required - Basel III		PCA requirement to be considered well capitalized
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2024
Common equity tier 1 capital to risk-weighted assets
Consolidated	$1,709,422	12.16%	$984,145	7.00%	N/A	N/A
First Financial Bank	1,751,512	12.48%	982,565	7.00%	$912,382	6.50%

Tier 1 capital to risk-weighted assets
Consolidated	1,754,584	12.48%	1,195,033	8.50%	N/A	N/A
First Financial Bank	1,752,054	12.48%	1,193,114	8.50%	1,122,931	8.00%

Total capital to risk-weighted assets
Consolidated	2,057,877	14.64%	1,476,218	10.50%	N/A	N/A
First Financial Bank	1,912,456	13.62%	1,473,847	10.50%	1,403,664	10.00%

Leverage
Consolidated	1,754,584	9.98%	702,969	4.00%	N/A	N/A
First Financial Bank	1,752,054	9.97%	702,666	4.00%	878,333	5.00%

	Actual		Minimum capital required - Basel III		PCA requirement to be considered well capitalized
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2023
Common equity tier 1 capital to risk-weighted assets
Consolidated	$1,568,815	11.73%	$936,192	7.00%	N/A	N/A
First Financial Bank	1,701,338	12.73%	935,746	7.00%	$868,907	6.50%

Tier 1 capital to risk-weighted assets
Consolidated	1,613,480	12.06%	1,136,805	8.50%	N/A	N/A
First Financial Bank	1,701,840	12.73%	1,136,263	8.50%	1,069,424	8.00%

Total capital to risk-weighted assets
Consolidated	1,907,441	14.26%	1,404,289	10.50%	N/A	N/A
First Financial Bank	1,830,677	13.69%	1,403,619	10.50%	1,336,780	10.00%

Leverage
Consolidated	1,613,480	9.70%	665,125	4.00%	N/A	N/A
First Financial Bank	1,701,840	10.24%	664,781	4.00%	830,976	5.00%